Consolidated Statements of Changes in Equity - CAD ($) shares in Millions, $ in Millions	Total	Preferred shares and other equity [Member]	Common shares [Member]	Shareholders and other equity holders retained earnings [Member]	Contributed Surplus [Member]	Shareholders' accumulated other comprehensive income (loss) ("AOCI") [Member]	Participating Policyholders' Equity [Member]	Non-controlling Interests [Member]
Balance, beginning of year at Dec. 31, 2019		$ 3,822	$ 23,127	$ 15,488	$ 254	$ 6,447	$ (243)	$ 1,211
Change in unrealized foreign exchange gains (losses) of net foreign operations	$ (505)					(405)
Exercise of stock options and deferred share units			$ 36		(7)
Net income attributed to non-controlling interests	250							250
Net income (loss) attributed to participating policyholders	(545)						(545)
Net income attributed to shareholders				$ 5,871
Change in actuarial gains (losses) on pension and other post-employment plans	37					37
Common shares repurchased (note 11)			(121)	(132)
Stock option expense					14
Other comprehensive income (loss) attributed to policyholders and non-controlling interests							4	4
Change in unrealized gains (losses) on available-for-sale financial securities	2,506					325
Contributions (distributions/disposal), net								(10)
Change in unrealized gains (losses) on derivative instruments designated as cash flow hedges	(81)					(86)
Preferred share dividends and other equity distributions				$ (171)
Common share dividends				(2,169)
Change in real estate revaluation reserve	5					3
Share of other comprehensive income (losses) of associates	2					2
Balance, end of year at Dec. 31, 2020	53,006	3,822	$ 23,042	18,887	261	6,323	(784)	1,455
Total shareholders' equity, end of year	52,335
Issued (note 11)		3,200
Redeemed (note 11)		(612)
Issuance costs, net of tax		(29)
Change in unrealized foreign exchange gains (losses) of net foreign operations	(514)					(414)
Exercise of stock options and deferred share units			51		(8)
Net income attributed to non-controlling interests	255							255
Net income (loss) attributed to participating policyholders	(448)						(448)
Net income attributed to shareholders				7,105
Change in actuarial gains (losses) on pension and other post-employment plans	199					199
Stock option expense					9
Other comprehensive income (loss) attributed to policyholders and non-controlling interests							(1)	(3)
Change in unrealized gains (losses) on available-for-sale financial securities	(980)					(989)
Contributions (distributions/disposal), net								(13)
Change in unrealized gains (losses) on derivative instruments designated as cash flow hedges	77					73
Preferred share dividends and other equity distributions				(215)
Preferred shares redeemed (note 11)				(13)
Common share dividends				(2,272)
Change in real estate revaluation reserve	(11)					(11)
Share of other comprehensive income (losses) of associates	(1)					(1)
Balance, end of year at Dec. 31, 2021	58,869	$ 6,381	$ 23,093	$ 23,492	$ 262	$ 5,180	$ (1,233)	$ 1,694
Total shareholders' equity, end of year	$ 58,408